Consolidated Statements of Changes in Equity (Parenthetical) - Class A common stock - $ / shares		3 Months Ended
	Aug. 03, 2021	Sep. 30, 2021
Dividend declared (in Dollars per Share)	$ 0.07
Common Stock
Dividend declared (in Dollars per Share)	$ 0.07	$ 0.07